Additional disclosures to financial instruments (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial instruments
Financial liabilities	€ 27,084	€ 21,156
Total liabilities
Financial instruments
Financial liabilities	29,040
Current liabilities
Financial instruments
Financial liabilities	21,726
Trade payables
Financial instruments
Financial liabilities	1,956	2,797
Financial liabilities
Financial instruments
Financial liabilities	19,770
Financial liabilities, at fair value	25,666
Financial liabilities | Level Two
Financial instruments
Financial liabilities, at fair value	808
Financial liabilities | Level Three
Financial instruments
Financial liabilities, at fair value	24,858
Derivative financial instruments
Financial instruments
Financial liabilities	808
Financial liabilities, at fair value	808
Derivative financial instruments | Level Two
Financial instruments
Financial liabilities, at fair value	808
Long term debt
Financial instruments
Financial liabilities	18,650	10,864
Financial liabilities, at fair value	24,858	10,858
Long term debt | Level Three
Financial instruments
Financial liabilities, at fair value	24,858	10,858
Lease liability
Financial instruments
Financial liabilities	312
Non-current liabilities
Financial instruments
Financial liabilities	7,314
Non-current financial liabilities
Financial instruments
Financial liabilities	7,314
Financial liabilities, at fair value	4,203
Non-current financial liabilities | Level Three
Financial instruments
Financial liabilities, at fair value	4,203
Non-current long term debt
Financial instruments
Financial liabilities	4,502	6,682
Financial liabilities, at fair value	4,203	6,148
Non-current long term debt | Level Three
Financial instruments
Financial liabilities, at fair value	4,203	6,148
Non-current lease liability
Financial instruments
Financial liabilities	2,812
Financial liabilities measured at amortized cost | Total liabilities
Financial instruments
Financial liabilities	25,108
Financial liabilities measured at amortized cost | Current liabilities
Financial instruments
Financial liabilities	20,606
Financial liabilities measured at amortized cost | Trade payables
Financial instruments
Financial liabilities	1,956	2,797
Financial liabilities measured at amortized cost | Financial liabilities
Financial instruments
Financial liabilities	18,650
Financial liabilities measured at amortized cost | Long term debt
Financial instruments
Financial liabilities	18,650	10,864
Financial liabilities measured at amortized cost | Non-current liabilities
Financial instruments
Financial liabilities	4,502
Financial liabilities measured at amortized cost | Non-current financial liabilities
Financial instruments
Financial liabilities	4,502
Financial liabilities measured at amortized cost | Non-current long term debt
Financial instruments
Financial liabilities	4,502	6,682
Total assets
Financial instruments
Financial assets	15,360
Current assets
Financial instruments
Financial assets	15,355
Cash and cash equivalents
Financial instruments
Financial assets	5,324	4,368
Financial assets, at fair value		4,368
Cash and cash equivalents | Level One
Financial instruments
Financial assets, at fair value		4,368
Financial assets
Financial instruments
Financial assets	5,351
Financial assets, at fair value	5,351
Financial assets | Level One
Financial instruments
Financial assets, at fair value	2,984
Financial assets | Level Two
Financial instruments
Financial assets, at fair value	2,367
Bond funds
Financial instruments
Financial assets	984	3,667
Financial assets, at fair value	984	3,667
Bond funds | Level One
Financial instruments
Financial assets, at fair value	984	3,667
Bond funds (restricted)
Financial instruments
Financial assets	2,000	2,000
Financial assets, at fair value	2,000	2,000
Bond funds (restricted) | Level One
Financial instruments
Financial assets, at fair value	2,000	2,000
Derivative financial instruments
Financial instruments
Financial assets	2,367
Financial assets, at fair value	2,367
Derivative financial instruments | Level Two
Financial instruments
Financial assets, at fair value	2,367
Note receivable
Financial instruments
Financial assets		1,278
Financial assets, at fair value		1,278
Note receivable | Level One
Financial instruments
Financial assets, at fair value		1,278
Restricted Cash
Financial instruments
Financial assets		463
Financial assets, at fair value		463
Restricted Cash | Level One
Financial instruments
Financial assets, at fair value		463
Trade receivables, net
Financial instruments
Financial assets	4,680	5,915
Non-current assets
Financial instruments
Financial assets	5
Non-current financial assets
Financial instruments
Financial assets	5
Financial assets, at fair value	5
Non-current financial assets | Level Three
Financial instruments
Financial assets, at fair value	5
Non-current derivative financial instruments
Financial instruments
Financial assets		2,274
Financial assets, at fair value		2,274
Non-current derivative financial instruments | Level Two
Financial instruments
Financial assets, at fair value		2,274
Non-current equity securities
Financial instruments
Financial assets	5	5
Financial assets, at fair value	5	5
Non-current equity securities | Level Three
Financial instruments
Financial assets, at fair value	5	5
FVTPL | Total liabilities
Financial instruments
Financial liabilities	808
FVTPL | Current liabilities
Financial instruments
Financial liabilities	808
FVTPL | Financial liabilities
Financial instruments
Financial liabilities	808
FVTPL | Derivative financial instruments
Financial instruments
Financial liabilities	808
FVTPL | Total assets
Financial instruments
Financial assets	5,351
FVTPL | Current assets
Financial instruments
Financial assets	5,351
FVTPL | Financial assets
Financial instruments
Financial assets	5,351
FVTPL | Bond funds
Financial instruments
Financial assets	984	3,667
FVTPL | Bond funds (restricted)
Financial instruments
Financial assets	2,000	2,000
FVTPL | Derivative financial instruments
Financial instruments
Financial assets	2,367
FVTPL | Note receivable
Financial instruments
Financial assets		1,278
FVTPL | Non-current derivative financial instruments
Financial instruments
Financial assets		2,274
FVOCI | Total assets
Financial instruments
Financial assets	5
FVOCI | Non-current assets
Financial instruments
Financial assets	5
FVOCI | Non-current financial assets
Financial instruments
Financial assets	5
FVOCI | Non-current equity securities
Financial instruments
Financial assets	5	5
Assets at amortized cost | Total assets
Financial instruments
Financial assets	20,008
Assets at amortized cost | Current assets
Financial instruments
Financial assets	10,004
Assets at amortized cost | Cash and cash equivalents
Financial instruments
Financial assets	5,324	4,368
Assets at amortized cost | Restricted Cash
Financial instruments
Financial assets		463
Assets at amortized cost | Trade receivables, net
Financial instruments
Financial assets	4,680	5,915
Fair value
Financial instruments
Financial assets	5,356	9,687
Fair value | Bond funds
Financial instruments
Financial assets	2,984	5,667
Fair value | Bond funds (restricted)
Financial instruments
Financial assets	2,000	2,000
Fair value | Derivative financial instruments
Financial instruments
Financial assets	2,367
Fair value | Note receivable
Financial instruments
Financial assets		1,278
Fair value | Restricted Cash
Financial instruments
Financial assets		463
Fair value | Non-current derivative financial instruments
Financial instruments
Financial assets		2,274
Fair value | Non-current equity securities
Financial instruments
Financial assets	€ 5	€ 5